Provisions	6 Months Ended
Dec. 31, 2022
Provisions
Provisions

27         Provisions

	Other(1)	Tax(2)	Total
	£’000	£’000	£’000
At 1 July 2021	722	4,080	4,802
Charged to profit or loss:
Additional provisions recognized	129	428	557
At 31 December 2021	851	4,508	5,359
Charged to profit or loss:
Reassessment of provisions	292	1,259	1,551
Additional provisions recognized	—	5,734	5,734
At 30 June 2022	1,143	11,501	12,644
Charged/(credited) to profit or loss:
Reassessment of provisions	97	(29)	68
Additional provisions recognised	—	291	291
At 31 December 2022	1,240	11,763	13,003
Less: non-current portion
Provisions	(89)	—	(89)
Current provisions	1,151	11,763	12,914

(1) Other provision

Other provision includes, amongst other items, make good provisions as the Group is required to restore the leased premises of its office spaces to their original condition at the end of the respective lease terms. A provision has been recognized based upon the estimated expenditure required to remove any leasehold improvements. The remaining term on such leased properties is between 3 months and 15 months.

(2) Tax provision

Provision in respect of player related tax matters. The timing of cash outflows is by its nature uncertain but it is management’s best estimate that these will be made within the next 12 months.